SALIENT MF TRUST

Supplement dated June 13, 2018

to the

Salient Tactical Plus Fund Class A, Class C, Class I and Class F Prospectus

dated May 1, 2018

Effective at the close of business on June 15, 2018, William Ben Hunt, Ph.D. will no longer serve as a portfolio manager of the Salient Tactical Plus Fund (the “Fund”). Accordingly, as of the close of business on June 15, 2018, all references to Mr. Hunt as a portfolio manager of the Fund will be removed from the Prospectus. Christopher J. Guptill will continue to serve as portfolio manager of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

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SUPP TACT PLS PM 06132018

SALIENT MF TRUST

Supplement dated June 13, 2018

to the

Salient Tactical Plus Fund Class A, Class C, Class I and Class F Statement of Additional Information (“SAI”)

dated May 1, 2018, as supplemented

Effective at the close of business on June 15, 2018, William Ben Hunt, Ph.D. will no longer serve as a portfolio manager of the Salient Tactical Plus Fund (the “Fund”). Accordingly, as of the close of business on June 15, 2018, all references to Mr. Hunt as a portfolio manager of the Fund will be removed from the SAI. Christopher J. Guptill will continue to serve as portfolio manager of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE

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SUPP TACT PLS PM SAI 06132018